Accounts receivable - Summary of Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Receivables From Collaboration Agreements	€ 682	€ 1,250
Accounts receivable	€ 682	€ 1,250